Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash flows from operating activities
Net loss	$ (157,291)	$ (121,652)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	14,433	13,975
Stock-based compensation	10,621	3,154
Inventory write-down	4,078	0
Non-cash interest on long-term debt, due to Parent Company	0	4,831
Non-cash investment in Sky and Space	(1,706)	0
Change in fair value of equity investments	(6,792)	0
Change in fair value of liability classified warrants	(3,749)	0
Changes in operating assets and liabilities:
Accounts receivable	1,278	(1,351)
Contract assets	(3,077)	0
Inventory	(37,940)	(66)
Prepaid expenses	(1,259)	320
Other noncurrent assets	(32)	(82)
Due (to) from related party, net	(75)	898
Accounts payable	6,639	(480)
Other long-term liabilities	2,142	(472)
Accrued liabilities	5,326	5,921
Deferred revenue	13,502	(48,090)
Other, net	(95)	78
Net cash used in operating activities	(153,997)	(143,016)
Cash flows from investing activities:
Purchase of property and equipment	(25,280)	(13,337)
Purchase of investment in Arqit	(5,000)	0
Proceeds from sale of property and equipment	0	39
Net cash used in investing activities	(30,280)	(13,298)
Cash flows from financing activities:
Payments of finance lease obligations	(257)	(243)
Proceeds from the exercise of stock options	2,807	409
Advances to stock option holders	18	(18)
Parent Company contributions	169,139	150,000
Parent Company distributions	0	(118,488)
Cash proceeds from the Transactions, net of redemptions	200,102	0
Payment of transaction costs related to the Transactions	(19,336)	0
Net cash provided by financing activities	352,473	31,660
Net increase (decrease) in cash and cash equivalents and restricted cash	168,196	(124,654)
Cash and cash equivalents and restricted cash at the beginning of the period	26,786	151,440
Cash and cash equivalents and restricted cash at the end of the period	194,982	26,786
Cash and cash equivalents	194,154	22,433
Restricted cash	828	4,353
Cash and cash equivalents and restricted cash	194,982	26,786
Schedule for non-cash investing activities and financing activities
Conversion of long-term debt due to Parent Company to Parent Company non-cash contributions	235,108	0
Unpaid property, plant and equipment received	$ 121	$ 26